Accounts payable and accruals (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable And Accruals Details [Abstract]
Accounts payables	$ 4,515	$ 6,448
Accrued expenses	7,458	5,797
Accrued wages and other benefits	1,262	1,412
Client liabilities	7,795	8,760
Other	1,151	1,699
Total	$ 22,181	$ 24,116